Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

7.	LEASES

Operating Leases

For leases with a term of 12 months or less, the Company is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities, and we recognize lease expense for such leases on a straight-line basis over the lease term.

The Company previously entered into two leases for office space in Woombye and Brisbane, Queensland, Australia, both which expired in April 2018. The Company signed new leases in January 2019 for a Dallas, Texas shared office space, which ends in December 2019, and February 2018 for new office space in Kunda Park, Queensland Australia, which started in May 2018 and expires in May 2023. The Company also renewed the Brisbane office space for one year, starting in May 2018. The Company’s office in Downingtown, Pennsylvania is month to month.

On March 25, 2019 the Company signed a lease for new office space in Brisbane, which has a fixed 3% increase annually expiring in March 2025 which includes a renewal period of three years which management is reasonably certain will be exercised. The Company analyzed this lease and determined that this agreement meets the definition of a lease under ASC 842, as it provides management with the exclusive right to direct the use of and obtain substantially all of the economic benefits from the identified leased asset, which is the office space.  Management also analyzed the terms of this arrangement and concluded it should be classified as an operating lease, as none of the criteria were met for finance lease classification. As there was only one identified asset, no allocation of the lease payments was deemed necessary. Management did not incur any initial direct costs associated with this lease. As of the commencement date, which was March 25, 2019, a right to use asset and lease liability of $130,736 was recorded on the condensed consolidated balance sheet based on the present value of payments in the lease agreement. Per review of the lease agreement, there was no variable terms identified and there is no implicit rate stated. Therefore, the Company determined the present value of the future minimum lease payments based on the incremental borrowing rate of the company. The incremental borrowing rate was determined to be 10%, as this is the rate which represents the incremental borrowing rate for the Company, on a collateralized basis, in a similar economic environment with similar payment terms.

The future minimum payments on the office space leases for each of the next seven years and in the aggregate amount to the following:

2019	$61,500
2020	82,855
2021	84,021
2022	85,221
2023	57,125
2024	43,732
2025	11,013
$425,467

Rent expense for each of the three months ended March 31, 2019 and 2018 amounted to approximately $23,000 and is included in “General and Administrative” expenses on the related statements of operations.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Finance Leases

Under the new leasing standard, ASU 2016-02, Leases (Topic 842), (“ASU 2016-02”), leases that are more than one year in duration are capitalized and recorded on the balance sheet. Some of the Company’s leases, specifically for automobiles and office space, offer an option to extend the term of such leases.

During the three months March 31, 2019, the Company leased equipment under two finance leases, with a net book value of $468,490, which expire in October 2023 and February 2025. During the three months ended March 31, 2018, the Company leased equipment under four capital leases, with a net book value of $165,609. The obligations are payable in monthly installments ranging from approximately $503 to $1,578 with interest rates from 3.0% to 5.57% per annum. The leases are secured by the related equipment.

At March 31, 2019, the Company had 13 finance leases approximate payments to be made on these finance lease obligations are as follows:

2019	$64,040
2020	85,387
2021	77,816
2022	66,445
2023	62,936
Thereafter	59,851

Finance lease obligation	416,475
Less: amounts representing interest	37,802
Current maturities of capital lease obligations	72,510

Finance lease obligations, non-current	$306,163